Other financial assets and financial liabilities - Other financial liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange portfolio		R$ 2,405,429	R$ 425,409
Structured financing		1,933,522	2,415,400
Credit cards operations		4,987,390	2,522,833
Contingent consideration		566,930	743,443
Commitments subject to possible redemption		1,049,130	1,080,721
Lease liabilities		285,638	318,555	R$ 208,448
Others		326,174	174,111
Total		11,554,213	7,680,472
Current		11,014,262	5,860,674
Non-current		R$ 539,951	R$ 1,819,798
Maturity period for the total contingent consideration payment		5 years
XPAC Acquisition Corp.
Disclosure of contingent liabilities [line items]
Shares, redemption period	24 months
Top of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration		R$ 1,143
Bottom of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration		R$ 0